Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Financing Activities:
Net (decrease) increase in cash and cash equivalents	$ 203,130	$ 209,784	$ 204,048	$ (19,139)
Hoya Intermediate, LLC
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	(19,453)	(740,828)	(774,185)	(53,848)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,506	48,057	48,247	93,078
Amortization of deferred financing costs and interest rate cap	4,120	2,583	3,863	2,860
Loss on disposal of long-lived assets	0	169	169	960
Equity-based compensation expense	3,471	3,475	4,287	5,174
Loss on extinguishment of debt	0	685	685	2,414
Interest expense paid-in-kind	25,117	7,807	15,678	0
Impairment charges	0	573,838	573,838	0
Change in assets and liabilities:
Accounts receivable	(18,784)	(31,022)	(10,250)	225
(Increase) decrease in inventory	(9,660)	(1,199)	4,094	(1,628)
Decrease (increase) in prepaid expenses and other current assets	(16,694)	(67,738)	(67,584)	642
Increase (decrease) in accounts payable	143,481	(5,762)	(28,674)	1,792
Increase in accrued expenses and other current liabilities	87,339	178,813	195,404	23,272
Increase in deferred revenue	14,567	(881)	24	2,005
Other assets and liabilities	252	1,019	512	(468)
Net cash provided by operating activities	215,262	(30,984)	(33,892)	76,478
Cash Flows from Investing Activities:
Acquisition, net of cash acquired			0	(31,118)
Purchases of property and equipment	(689)	(341)	(341)	(1,258)
Proceeds from the sale of personal seat licenses	(76)	0	0	170
Investments in developed technology	(6,558)	(6,039)	(7,264)	(7,949)
Net cash used in investing activities	(7,323)	(6,380)	(7,605)	(40,155)
Cash Flows from Financing Activities:
Proceeds from Revolving Facility		50,000	50,000
Payments of Revolving Facility		(50,000)	(50,000)
Payments of deferred financing costs and other debt-related costs		(8,479)	(8,479)	(400)
Distributions to parent		(120)	(120)	(8,095)
Net cash (used in) provided by financing activities	(4,809)	247,148	245,545	(55,462)
Cash and cash equivalents – beginning of period	285,337	81,289	81,289	100,428
Cash and cash equivalents – end of period	488,467	291,073	285,337	81,289
Supplemental disclosure of cash flow information:
Paid-in-kind interest added to May 2020 First Lien Loan principal	28,463	7,807	15,678
Cash paid for interest	21,143	27,433	34,592	38,653
Hoya Intermediate, LLC | Payments of June 2017 First Lien Loan [Member]
Cash Flows from Financing Activities:
Repayments of Long-term Debt	$ (4,809)	(4,253)	(5,856)	(6,967)
Hoya Intermediate, LLC | Payments of June 2017 Second Lien Loan [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loss on extinguishment of debt				(2,414)
Cash Flows from Financing Activities:
Repayments of Long-term Debt				$ (40,000)
Hoya Intermediate, LLC | Proceeds from May 2020 First Lien Loan [Member]
Cash Flows from Financing Activities:
Proceeds from Issuance of Long-term Debt		$ 260,000	$ 260,000